Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Summary Of Company's Reporting Segments
The following table provides information about IPALCO’s business segments (in millions):

	2015			2014			2013
	Utility	All Other	Total	Utility	All Other	Total	Utility	All Other	Total
Operating revenues	$1,250	—	$1,250	$1,322	—	$1,322	$1,256	—	$1,256
Depreciation and amortization	188	—	188	185	—	185	182	—	182
Income taxes	56	(25)	32	69	(21)	48	58	(20)	38
Net income	102	(42)	60	110	(32)	78	97	(33)	64
Utility plant - net of depreciation	3,451	—	3,451	2,857	—	2,857	2,553	—	2,553
Capital expenditures	686	—	686	382	—	382	242	—	242